Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

March 1, 2021

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE: Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Muzinich U.S. High Yield Corporate Bond Fund (S000036429)

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 812 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 813 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of: (i) changing the name of the Muzinich U.S. High Yield Corporate Bond Fund to “Muzinich U.S. High Yield Credit Fund”; (ii) revising the description of the principal investment strategy of the Muzinich U.S. High Yield Credit Fund; and (iii) making other material and non-material changes to the Registration Statement for the Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Elaine E. Richards at (626) 914-7363.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Secretary of the Trust

cc: Elaine E. Richards, Professionally Managed Portfolios
Domenick Pugliese, Sullivan & Worcester, LLP